Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following
	December 31,	June 30,
	2022	2023
Payroll payable	$1,884	$1,755
Value added taxes and other taxes payable	993	973
Subscription amount received for unvested restricted shares	913	724
Technical service fee payable	438	-
Other accrued expenses	621	585
	$4,849	4,037